Distribution Date:	05/17/23	WFRBS Commercial Mortgage Trust 2014-LC14
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2014-LC14
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	CRED iQ
Mortgage Loan Detail (Part 2)	16-17		advisors@cred-iq.com		advisors@cred-iq.com
Principal Prepayment Detail	18		290 King of Prussia Road | Radnor, PA 19087 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	96221TAA5	1.193000%	66,263,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	96221TAB3	2.862000%	189,675,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	96221TBC0	5.435000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	96221TBE6	3.567000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	96221TAD9	3.766000%	175,000,000.00	116,244,355.54	0.00	364,813.54	0.00	0.00	364,813.54	116,244,355.54	47.71%	30.00%
A-5	96221TAE7	4.045000%	278,492,000.00	278,492,000.00	0.00	938,750.12	0.00	0.00	938,750.12	278,492,000.00	47.71%	30.00%
A-SB	96221TAF4	3.522000%	89,487,000.00	9,803,080.34	1,723,744.18	28,772.04	0.00	0.00	1,752,516.22	8,079,336.16	47.71%	30.00%
A-S	96221TAG2	4.351000%	95,739,000.00	95,739,000.00	0.00	347,133.66	0.00	0.00	347,133.66	95,739,000.00	35.29%	22.38%
B	96221TAK3	4.907000%	81,614,000.00	81,614,000.00	0.00	333,733.25	0.00	0.00	333,733.25	81,614,000.00	24.69%	15.88%
C	96221TAL1	4.344000%	47,085,000.00	47,085,000.00	0.00	170,447.70	0.00	0.00	170,447.70	47,085,000.00	18.58%	12.13%
D	96221TAQ0	4.586000%	64,349,000.00	64,349,000.00	0.00	245,920.43	0.00	0.00	245,920.43	64,349,000.00	10.23%	7.00%
E	96221TAS6	3.500000%	21,973,000.00	21,973,000.00	0.00	64,087.92	0.00	0.00	64,087.92	21,973,000.00	7.38%	5.25%
F	96221TAU1	3.500000%	12,556,000.00	12,556,000.00	0.00	36,621.67	0.00	0.00	36,621.67	12,556,000.00	5.75%	4.25%
G	96221TAW7	3.500000%	53,363,034.00	44,283,214.18	0.00	221,671.86	0.00	0.00	221,671.86	44,283,214.18	0.00%	0.00%
V	96221TAZ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	96221TBA4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,255,596,036.01	772,138,650.06	1,723,744.18	2,751,952.19	0.00	0.00	4,475,696.37	770,414,905.88

X-A	96221TAH0	1.230498%	974,656,000.00	500,278,435.88	0.00	512,992.99	0.00	0.00	512,992.99	498,554,691.70
X-B	96221TAJ6	0.596298%	193,048,000.00	193,048,000.00	0.00	95,928.43	0.00	0.00	95,928.43	193,048,000.00
X-C	96221TAN7	1.758981%	87,892,034.00	78,812,214.18	0.00	115,524.32	0.00	0.00	115,524.32	78,812,214.18
Notional SubTotal			1,255,596,034.00	772,138,650.06	0.00	724,445.74	0.00	0.00	724,445.74	770,414,905.88

Deal Distribution Total					1,723,744.18	3,476,397.93	0.00	0.00	5,200,142.11

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	96221TAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	96221TAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	96221TBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	96221TBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	96221TAD9	664.25346023	0.00000000	2.08464880	0.00000000	0.00000000	0.00000000	0.00000000	2.08464880	664.25346023
A-5	96221TAE7	1,000.00000000	0.00000000	3.37083335	0.00000000	0.00000000	0.00000000	0.00000000	3.37083335	1,000.00000000
A-SB	96221TAF4	109.54753584	19.26250941	0.32152201	0.00000000	0.00000000	0.00000000	0.00000000	19.58403142	90.28502643
A-S	96221TAG2	1,000.00000000	0.00000000	3.62583336	0.00000000	0.00000000	0.00000000	0.00000000	3.62583336	1,000.00000000
B	96221TAK3	1,000.00000000	0.00000000	4.08916669	0.00000000	0.00000000	0.00000000	0.00000000	4.08916669	1,000.00000000
C	96221TAL1	1,000.00000000	0.00000000	3.62000000	0.00000000	0.00000000	0.00000000	0.00000000	3.62000000	1,000.00000000
D	96221TAQ0	1,000.00000000	0.00000000	3.82166669	0.00000000	0.00000000	0.00000000	0.00000000	3.82166669	1,000.00000000
E	96221TAS6	1,000.00000000	0.00000000	2.91666682	0.00000000	0.00000000	0.00000000	0.00000000	2.91666682	1,000.00000000
F	96221TAU1	1,000.00000000	0.00000000	2.91666693	0.00000000	0.00000000	0.00000000	0.00000000	2.91666693	1,000.00000000
G	96221TAW7	829.84813382	0.00000000	4.15403405	(1.73364374)	36.65442748	0.00000000	0.00000000	4.15403405	829.84813382
V	96221TAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	96221TBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	96221TAH0	513.28718633	0.00000000	0.52633236	0.00000000	0.00000000	0.00000000	0.00000000	0.52633236	511.51861960
X-B	96221TAJ6	1,000.00000000	0.00000000	0.49691491	0.00000000	0.00000000	0.00000000	0.00000000	0.49691491	1,000.00000000
X-C	96221TAN7	896.69348396	0.00000000	1.31438897	0.00000000	0.00000000	0.00000000	0.00000000	1.31438897	896.69348396

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	364,813.54	0.00	364,813.54	0.00	0.00	0.00	364,813.54	0.00
A-5	04/01/23 - 04/30/23	30	0.00	938,750.12	0.00	938,750.12	0.00	0.00	0.00	938,750.12	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	28,772.04	0.00	28,772.04	0.00	0.00	0.00	28,772.04	0.00
X-A	04/01/23 - 04/30/23	30	0.00	512,992.99	0.00	512,992.99	0.00	0.00	0.00	512,992.99	0.00
X-B	04/01/23 - 04/30/23	30	0.00	95,928.43	0.00	95,928.43	0.00	0.00	0.00	95,928.43	0.00
X-C	04/01/23 - 04/30/23	30	0.00	115,524.32	0.00	115,524.32	0.00	0.00	0.00	115,524.32	0.00
A-S	04/01/23 - 04/30/23	30	0.00	347,133.66	0.00	347,133.66	0.00	0.00	0.00	347,133.66	0.00
B	04/01/23 - 04/30/23	30	0.00	333,733.25	0.00	333,733.25	0.00	0.00	0.00	333,733.25	0.00
C	04/01/23 - 04/30/23	30	0.00	170,447.70	0.00	170,447.70	0.00	0.00	0.00	170,447.70	0.00
D	04/01/23 - 04/30/23	30	0.00	245,920.43	0.00	245,920.43	0.00	0.00	0.00	245,920.43	0.00
E	04/01/23 - 04/30/23	30	0.00	64,087.92	0.00	64,087.92	0.00	0.00	0.00	64,087.92	0.00
F	04/01/23 - 04/30/23	30	0.00	36,621.67	0.00	36,621.67	0.00	0.00	0.00	36,621.67	0.00
G	04/01/23 - 04/30/23	30	2,048,503.95	129,159.37	0.00	129,159.37	(92,512.49)	0.00	0.00	221,671.86	1,955,991.46
Totals			2,048,503.95	3,383,885.44	0.00	3,383,885.44	(92,512.49)	0.00	0.00	3,476,397.93	1,955,991.46

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	96221TAG2	4.351000%	95,739,000.00	95,739,000.00	0.00	347,133.66	0.00	0.00	347,133.66	95,739,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	96221TAK3	4.907000%	81,614,000.00	81,614,000.00	0.00	333,733.25	0.00	0.00	333,733.25	81,614,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	96221TAL1	4.344000%	47,085,000.00	47,085,000.00	0.00	170,447.70	0.00	0.00	170,447.70	47,085,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			224,438,000.03	224,438,000.00	0.00	851,314.61	0.00	0.00	851,314.61	224,438,000.00

Exchangeable Certificate Details
PEX	96221TAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	5,200,142.11
Benchmark: LIBOR 1-Month
Current Period %	4.947710
Next Period %	5.107710
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,401,205.26	Master Servicing Fee	13,991.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,059.04
Interest Adjustments	0.00	Trustee Fee	257.38
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	321.72
ARD Interest	0.00	Trust Advisor Fee	690.54
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,401,205.26	Total Fees	17,319.83

Principal		Expenses/Reimbursements
Scheduled Principal	1,723,744.18	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(93,596.50)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,084.01
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,723,744.18	Total Expenses/Reimbursements	(92,512.49)

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,476,397.93
Excess Liquidation Proceeds	0.00	Principal Distribution	1,723,744.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,200,142.11
Total Funds Collected	5,124,949.44	Total Funds Distributed	5,124,949.45

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	772,138,650.06	772,138,650.06	Beginning Certificate Balance	772,138,650.06
(-) Scheduled Principal Collections	1,723,744.18	1,723,744.18	(-) Principal Distributions	1,723,744.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	770,414,905.88	770,414,905.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	772,185,278.64	772,185,278.64	Ending Certificate Balance	770,414,905.88
Ending Actual Collateral Balance	770,502,830.81	770,502,830.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	215,779,221.45	28.01%	7	5.2123	NAP	Defeased	22	215,779,221.45	28.01%	7	5.2123	NAP
2,000,000 or less	2	2,562,121.63	0.33%	9	5.2302	2.135716	1.20 or less	7	210,721,359.67	27.35%	8	5.4235	0.971983
2,000,001 to 3,000,000	2	4,714,476.72	0.61%	11	5.5171	2.345426	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	2	7,114,770.28	0.92%	8	5.4453	1.483053	1.31 to 1.40	4	45,100,080.55	5.85%	8	5.1229	1.345652
4,000,001 to 5,000,000	2	9,034,224.09	1.17%	8	4.9373	2.733775	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	4	22,953,184.92	2.98%	8	5.1987	2.125575	1.51 to 1.60	4	47,314,125.35	6.14%	8	5.1199	1.571178
6,000,001 to 7,000,000	2	12,323,852.63	1.60%	9	5.0333	2.974623	1.61 to 1.70	3	62,026,969.93	8.05%	7	5.4324	1.678776
7,000,001 to 8,000,000	3	22,656,109.52	2.94%	8	5.3125	2.003178	1.71 to 1.80	4	50,761,220.10	6.59%	8	5.2799	1.772703
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	3	27,822,785.77	3.61%	8	5.3408	1.414045	1.91 to 2.00	1	19,960,004.26	2.59%	9	5.0120	1.980000
10,000,001 to 15,000,000	2	25,994,511.38	3.37%	8	5.1957	3.107445	2.01 to 2.25	3	69,432,256.32	9.01%	7	5.4202	2.019909
15,000,001 to 20,000,000	4	70,922,579.35	9.21%	8	5.1074	1.433056	2.26 to 2.75	3	16,699,184.86	2.17%	8	5.2282	2.345832
20,000,001 to 30,000,000	1	23,032,818.86	2.99%	6	5.2940	0.970000	2.76 to 3.00	2	8,496,458.67	1.10%	8	5.0221	2.948671
30,000,001 to 50,000,000	4	141,332,185.95	18.34%	8	5.1708	1.197774	3.01 or greater	3	24,124,024.72	3.13%	9	4.9802	4.310659
50,000,001 to 70,000,000	2	108,865,067.42	14.13%	7	5.4510	1.845000	Totals	56	770,414,905.88	100.00%	7	5.2858	1.544024
70,000,001 to 80,000,000	1	75,306,995.91	9.77%	8	5.7243	1.130000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	56	770,414,905.88	100.00%	7	5.2858	1.544024
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	29	215,779,221.45	28.01%	7	5.2123	NAP	Totals	122	770,414,905.88	100.00%	7	5.2858	1.544024
Alabama	4	13,949,725.49	1.81%	8	5.3646	1.543590
									Property Type³
Arizona	1	7,321,701.97	0.95%	6	5.3760	2.280000
Arkansas	1	9,839,837.27	1.28%	8	5.3500	1.780000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	6	33,852,733.17	4.39%	9	4.9880	3.816703		Properties	Balance	Agg. Bal.			DSCR¹
Colorado	1	3,220,351.97	0.42%	7	5.5000	1.390000	Defeased	29	215,779,221.45	28.01%	7	5.2123	NAP
Delaware	1	6,314,727.42	0.82%	9	5.1440	1.780000	Industrial	17	31,529,882.06	4.09%	8	5.4480	1.459739
Florida	2	23,973,195.87	3.11%	8	4.9063	1.539552	Lodging	8	62,456,716.12	8.11%	8	5.1328	2.916151
Georgia	5	121,580,248.61	15.78%	7	5.4229	1.985247	Mixed Use	1	17,982,825.12	2.33%	7	5.1680	1.350000
Illinois	1	5,468,805.13	0.71%	7	5.2010	1.670000	Multi-Family	14	49,417,484.48	6.41%	7	5.3583	1.775632
Indiana	4	20,421,793.98	2.65%	9	5.1870	1.978336	Office	24	151,428,625.18	19.66%	8	5.3800	1.029599
Iowa	1	941,516.04	0.12%	9	5.4000	0.970000	Other	2	110,990,698.53	14.41%	7	5.4529	2.003489
Kansas	1	8,538,267.67	1.11%	8	5.3500	1.780000	Retail	27	130,829,453.00	16.98%	8	5.1793	1.386882
Kentucky	1	5,949,672.21	0.77%	8	5.5650	2.080000	Totals	122	770,414,905.88	100.00%	7	5.2858	1.544024
Michigan	2	1,515,539.98	0.20%	8	5.5716	1.307390
Minnesota	9	47,548,238.04	6.17%	6	5.2234	0.869568
Mississippi	1	2,544,637.94	0.33%	9	5.4000	0.970000
New York	1	17,982,825.12	2.33%	7	5.1680	1.350000
North Carolina	2	6,165,709.57	0.80%	8	5.2266	1.663609
Ohio	3	16,070,541.46	2.09%	8	5.3373	1.544725
Oklahoma	1	41,189,057.31	5.35%	9	5.1600	0.900000
Pennsylvania	33	98,339,814.77	12.76%	8	5.6235	1.092525
Tennessee	6	9,105,381.06	1.18%	8	5.4167	1.223626
Texas	5	52,203,545.40	6.78%	9	5.1141	1.555987
Wisconsin	1	597,817.03	0.08%	6	5.3540	1.530000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	215,779,221.45	28.01%	7	5.2123	NAP	Defeased	22	215,779,221.45	28.01%	7	5.2123	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	34	554,635,684.43	71.99%	8	5.3145	1.590133
	4.751% to 5.000%	6	64,530,154.91	8.38%	8	4.9149	2.067195	Totals	56	770,414,905.88	100.00%	7	5.2858	1.544024
	5.001% to 5.250%	11	166,944,370.18	21.67%	8	5.1352	1.560635
	5.251% to 5.500%	13	238,912,202.82	31.01%	7	5.4088	1.614127
	5.501% to 5.750%	4	84,248,956.52	10.94%	8	5.7084	1.215137
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	770,414,905.88	100.00%	7	5.2858	1.544024
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	215,779,221.45	28.01%	7	5.2123	NAP	Defeased	22	215,779,221.45	28.01%	7	5.2123	NAP
	60 months or less	34	554,635,684.43	71.99%	8	5.3145	1.590133	180 months or less	1	7,652,388.98	0.99%	8	5.4250	1.350000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	5	130,043,177.01	16.88%	7	5.4085	2.145916
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	28	416,940,118.44	54.12%	8	5.2831	1.421192
	Totals	56	770,414,905.88	100.00%	7	5.2858	1.544024	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	770,414,905.88	100.00%	7	5.2858	1.544024
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	215,779,221.45	28.01%	7	5.2123	NAP			No outstanding loans in this group
Underwriter's Information		1	54,432,533.71	7.07%	7	5.4510	1.680000
	12 months or less	32	482,220,325.60	62.59%	8	5.3045	1.588943
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	17,982,825.12	2.33%	7	5.1680	1.350000
	Totals	56	770,414,905.88	100.00%	7	5.2858	1.544024
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	310922431	98	Atlanta	GA	Actual/360	5.451%	248,076.25	179,739.03	0.00	N/A	12/01/23	--	54,612,272.74	54,432,533.71	05/01/23
1B	300801013				Actual/360	5.451%	248,076.25	179,739.03	0.00	N/A	12/01/23	--	54,612,272.74	54,432,533.71	05/01/23
2	28000410	Various Various		PA	Actual/360	5.724%	360,014.24	163,732.90	0.00	N/A	01/06/24	--	75,470,728.81	75,306,995.91	05/06/23
6	300571066	OF	Tulsa	OK	Actual/360	5.160%	177,419.55	71,302.79	0.00	N/A	02/06/24	--	41,260,360.10	41,189,057.31	05/06/23
7	440000336	Various Various		Various	Actual/360	5.012%	83,605.80	57,346.27	0.00	N/A	02/01/24	--	20,017,350.53	19,960,004.26	05/01/23
7A	400921129				Actual/360	5.012%	61,773.43	19,876.13	0.00	N/A	02/01/24	--	14,790,126.15	14,770,250.02	05/01/23
8	28000385	OF	Minneapolis	MN	Actual/360	5.180%	154,312.14	63,468.59	0.00	11/06/23	11/06/28	--	35,747,985.32	35,684,516.73	05/06/23
9	28000405	MF	Various	Various	Actual/360	5.350%	153,501.94	63,240.75	0.00	N/A	01/06/24	--	34,430,341.25	34,367,100.50	05/06/23
10	310921591	RT	Dallas	TX	Actual/360	4.970%	124,825.50	47,441.17	0.00	N/A	02/01/24	--	30,138,952.58	30,091,511.41	05/01/23
11	440000334	LO	Kahului	HI	Actual/360	5.131%	102,986.50	52,597.19	0.00	N/A	02/01/24	--	24,085,714.12	24,033,116.93	05/01/23
12	28000395	MH	Lantana	FL	Actual/360	4.950%	101,557.51	45,229.24	0.00	N/A	08/06/23	--	24,620,002.45	24,574,773.21	05/06/23
14	28000393	RT	Edwardsville	PA	Actual/360	5.294%	101,790.79	40,271.83	0.00	N/A	11/06/23	--	23,073,090.69	23,032,818.86	05/06/23
15	790921259	RT	Wellington	FL	Actual/360	5.300%	97,839.36	40,986.80	0.00	N/A	01/01/24	--	22,152,307.90	22,111,321.10	05/01/23
16	28000400	MU	New York	NY	Actual/360	5.168%	77,583.17	31,843.98	0.00	N/A	12/11/23	--	18,014,669.10	17,982,825.12	04/11/23
17	310922364	LO	Indianapolis	IN	Actual/360	5.140%	38,849.12	19,782.48	0.00	N/A	02/01/24	--	9,069,832.88	9,050,050.40	05/01/23
18	310922379	LO	Indianapolis	IN	Actual/360	5.140%	32,976.57	16,792.12	0.00	N/A	02/01/24	--	7,698,810.69	7,682,018.57	05/01/23
19	300571067	RT	Various	Various	Actual/360	5.400%	75,467.51	35,322.52	0.00	N/A	02/06/24	--	16,770,558.01	16,735,235.49	04/06/23
20	440000322	RT	Cape Coral	FL	Actual/360	4.856%	65,886.20	37,084.64	0.00	N/A	01/01/24	--	16,281,599.12	16,244,514.48	05/01/23
21	300571057	MF	Flagstaff	AZ	Actual/360	5.360%	77,898.58	27,759.31	0.00	N/A	01/06/24	10/06/23	17,439,979.83	17,412,220.52	05/06/23
23	300571061	MF	Kansas City	KS	Actual/360	5.210%	69,149.29	25,953.79	0.00	N/A	10/06/23	--	15,926,900.19	15,900,946.40	05/06/23
26	28000375	MF	Various	Various	Actual/360	5.354%	55,719.53	26,962.56	0.00	N/A	11/06/23	--	12,488,500.88	12,461,538.32	05/06/23
28	28000396	LO	Fairborn	OH	Actual/360	5.402%	53,385.14	36,118.67	0.00	N/A	11/06/23	09/06/23	11,858,972.64	11,822,853.97	05/06/23
29	440000331	LO	Marina	CA	Actual/360	5.050%	57,061.28	26,142.80	0.00	N/A	02/01/24	--	13,559,115.86	13,532,973.06	05/01/23
31	310921631	LO	Rockford	IL	Actual/360	5.120%	45,582.77	36,058.42	0.00	N/A	01/01/24	10/01/23	10,683,461.98	10,647,403.56	05/01/23
32	300571049	MF	Baton Rouge	LA	Actual/360	5.580%	51,453.94	23,012.46	0.00	N/A	12/06/23	--	11,065,363.76	11,042,351.30	05/06/23
34	310921748	SS	Various	Various	Actual/360	4.940%	47,693.70	18,418.22	0.00	N/A	10/01/23	--	11,585,513.65	11,567,095.43	05/01/23
35	28000407	LO	Austin	TX	Actual/360	5.426%	44,149.33	20,613.48	0.00	N/A	01/06/24	--	9,763,950.66	9,743,337.18	05/06/23
36	28000406	Various Various		Various	Actual/360	5.425%	34,790.23	43,146.81	0.00	N/A	01/06/24	--	7,695,535.79	7,652,388.98	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	310920743	RT	Beavercreek	OH	Actual/360	5.450%	41,094.99	19,040.86	0.00	N/A	01/01/24	--	9,048,439.05	9,029,398.19	05/01/23
39	310922281	RT	Stockton	CA	Actual/360	4.840%	37,067.08	15,776.44	0.00	N/A	11/01/23	--	9,190,185.37	9,174,408.93	05/01/23
40	28000386	RT	Nogales	AZ	Actual/360	5.376%	32,871.99	15,794.93	0.00	N/A	11/06/23	--	7,337,496.90	7,321,701.97	05/06/23
44	300571059	LO	Ashland	KY	Actual/360	5.565%	27,681.04	19,285.08	0.00	N/A	01/06/24	--	5,968,957.29	5,949,672.21	05/06/23
45	440000332	RT	Selbyville	DE	Actual/360	5.144%	27,128.27	13,795.98	0.00	N/A	02/01/24	--	6,328,523.40	6,314,727.42	05/01/23
46	440000323	LO	San Diego	CA	Actual/360	4.917%	24,678.15	13,608.61	0.00	N/A	01/01/24	--	6,022,733.82	6,009,125.21	05/01/23
47	440000325	LO	San Diego	CA	Actual/360	4.817%	23,768.56	13,555.67	0.00	N/A	01/01/24	--	5,921,168.71	5,907,613.04	05/01/23
49	301540049	OF	Bingham Farms	MI	Actual/360	5.533%	26,935.31	12,385.11	0.00	N/A	10/06/23	--	5,841,743.53	5,829,358.42	05/06/23
50	28000399	RT	Mount Vernon	IL	Actual/360	5.201%	23,754.71	11,996.43	0.00	N/A	12/06/23	--	5,480,801.56	5,468,805.13	05/06/23
51	310922284	OF	Durham	NC	Actual/360	5.210%	24,476.85	10,568.36	0.00	N/A	01/01/24	--	5,637,662.90	5,627,094.54	05/01/23
52	310922380	LO	Indianapolis	IN	Actual/360	5.140%	20,960.45	10,673.35	0.00	N/A	11/01/23	--	4,893,490.30	4,882,816.95	05/01/23
53	440000327	LO	San Diego	CA	Actual/360	4.857%	18,587.68	10,458.71	0.00	N/A	01/01/24	--	4,592,385.16	4,581,926.45	05/01/23
54	300571052	OF	Brentwood	TN	Actual/360	5.320%	19,663.82	9,554.91	0.00	N/A	12/06/23	--	4,435,448.75	4,425,893.84	05/06/23
55	300571062	MF	Norfolk	VA	Actual/360	5.340%	19,645.62	9,429.25	0.00	N/A	10/06/23	--	4,414,746.71	4,405,317.46	05/06/23
56	300571065	RT	Marietta	GA	Actual/360	5.416%	19,541.67	9,147.36	0.00	N/A	02/06/24	11/06/23	4,329,763.66	4,320,616.30	05/06/23
57	310921079	RT	Mentor	OH	Actual/360	5.020%	18,658.80	7,974.41	0.00	N/A	02/01/24	--	4,460,272.05	4,452,297.64	05/01/23
58	410922223	RT	Buford	GA	Actual/360	5.040%	17,278.32	9,145.86	0.00	N/A	01/01/24	10/01/23	4,113,885.57	4,104,739.71	05/01/23
60	300571060	RT	Atlanta	GA	Actual/360	5.400%	17,562.09	8,268.33	0.00	N/A	01/06/24	--	3,902,686.64	3,894,418.31	05/06/23
61	300571053	SS	Eliot	ME	Actual/360	5.596%	17,572.31	7,819.52	0.00	N/A	09/06/23	--	3,768,186.66	3,760,367.14	05/06/23
62	410922028	SS	Horn Lake	MS	Actual/360	5.440%	16,771.47	6,706.29	0.00	N/A	10/01/23	--	3,699,588.29	3,692,882.00	05/01/23
63	28000402	OF	Colorado Springs	CO	Actual/360	5.500%	14,791.04	6,784.94	0.00	N/A	12/06/23	--	3,227,136.91	3,220,351.97	02/06/23
64	820919635	RT	Ocala	FL	Actual/360	5.710%	14,354.86	6,126.60	0.00	N/A	01/01/24	10/01/23	3,016,783.68	3,010,657.08	05/01/23
65	300571058	MF	Middletown	OH	Actual/360	5.490%	11,868.81	5,429.62	0.00	N/A	01/06/24	--	2,594,275.25	2,588,845.63	05/06/23
66	300571064	RT	Various	Various	Actual/360	5.730%	11,938.39	4,657.24	0.00	N/A	02/06/24	11/06/23	2,500,186.57	2,495,529.33	05/06/23
67	670922062	98	Vallejo	CA	Actual/360	5.550%	9,851.49	4,421.76	0.00	N/A	07/01/24	--	2,130,052.85	2,125,631.09	05/01/23
69	400921128	RT	Bakersfield	CA	Actual/360	4.990%	7,074.32	5,773.85	0.00	N/A	02/01/24	--	1,701,238.17	1,695,464.32	05/01/23
70	410922015	SS	Manchester	NJ	Actual/360	5.390%	8,076.54	3,814.68	0.00	N/A	10/01/23	--	1,798,116.53	1,794,301.85	05/01/23
71	410918848	OF	Troy	MI	Actual/360	5.700%	4,125.01	1,766.05	0.00	N/A	01/01/24	--	868,423.36	866,657.31	05/01/23
Totals							3,401,205.26	1,723,744.18	0.00				772,138,650.06	770,414,905.88
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	85,570,370.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,051,160.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,247,133.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,652,246.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,053,773.98	1,469,560.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,919,041.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,517,767.84	841,774.03	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,920,489.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,910,441.00	0.00	--	--	--	0.00	0.00	109,126.91	109,126.91	0.00	0.00
17	1,662,644.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,596,643.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,788,134.53	1,117,883.48	01/01/22	09/30/22	--	0.00	0.00	110,510.52	110,510.52	0.00	0.00
20	1,794,352.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,621,132.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	5,202,820.03	5,129,748.39	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,091,715.00	0.00	--	--	02/13/23	0.00	0.00	0.00	0.00	12,641.56	0.00
36	1,354,431.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	830,909.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,281,929.00	367,488.11	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,292,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	956,198.16	225,372.16	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	2,110,655.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,481,558.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	661,909.48	591,108.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	781,115.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1,411,007.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	600,447.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	350,550.44	125,751.20	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	439,831.28	305,342.26	01/01/22	09/30/22	--	0.00	0.00	21,507.81	64,568.04	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	646,891.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	285,796.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	425,882.56	100,187.93	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	139,219.20	34,858.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	147,651,002.48	10,309,075.19				0.00	0.00	241,145.24	284,205.47	12,641.56	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	1	3,220,351.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285849%	5.241359%	7
04/17/23	1	3,227,136.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285898%	5.233945%	8
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285945%	5.235048%	9
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.285996%	5.235110%	10
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286042%	5.235167%	11
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286088%	5.235223%	12
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286134%	5.235280%	13
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.286178%	5.235335%	14
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,209,376.31	5.286224%	5.235391%	15
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,911,402.96	5.282473%	5.231883%	16
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,315,299.56	5.277372%	5.227073%	17
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	29,988,805.82	5.274627%	5.224532%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	28000400	04/11/23	0	B	109,126.91	109,126.91	0.00		18,014,669.10
19	300571067	04/06/23	0	B	110,510.52	110,510.52	0.00		16,770,558.01
63	28000402	02/06/23	2	2	21,507.81	64,568.04	13,275.73		3,241,110.35	03/03/23	13
Totals					241,145.24	284,205.47	13,275.73		38,026,337.46
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		182,212,347	182,212,347		0	0
7 - 12 Months		550,392,411	547,172,059		3,220,352	0
13 - 24 Months		2,125,631	2,125,631		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		35,684,517	35,684,517		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	770,414,906	767,194,554	0	3,220,352	0	0
Apr-23	772,138,650	768,911,513	3,227,137	0	0	0
Mar-23	773,741,693	773,741,693	0	0	0	0
Feb-23	775,677,575	775,677,575	0	0	0	0
Jan-23	777,264,518	777,264,518	0	0	0	0
Dec-22	778,844,240	778,844,240	0	0	0	0
Nov-22	780,530,863	780,530,863	0	0	0	0
Oct-22	782,095,723	782,095,723	0	0	0	0
Sep-22	783,768,028	783,768,028	0	0	0	0
Aug-22	792,542,198	792,542,198	0	0	0	0
Jul-22	803,029,434	803,029,434	0	0	0	0
Jun-22	811,042,510	811,042,510	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	300571066	41,189,057.31	41,189,057.31	63,000,000.00	12/16/13	2,677,888.00	0.90000	12/31/22	02/06/24	248
14	28000393	23,032,818.86	23,032,818.86	25,000,000.00	05/06/22	1,648,476.37	0.97000	12/31/22	11/06/23	248
35	28000407	9,743,337.18	9,743,337.18	15,000,000.00	01/01/23	912,596.00	1.17000	12/31/22	01/06/24	247
63	28000402	3,220,351.97	3,241,110.35	5,900,000.00	10/23/13	269,586.76	1.39000	09/30/22	12/06/23	246
Totals		77,185,565.32	77,206,323.70	108,900,000.00		5,508,547.13

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	300571066	OF	OK	04/27/18	98

The loan transferred to Special Servicing on 4/27/18 for Imminent Monetary Default due to a large tenant (Bank of Oklahoma) vacating the Property causing DSCR to drop below 1.0x. The Loan is in cash management. Current occupancy is

67%. The property has benefitted from positive leasing activity and the DSCR as of 9/2022 was 1.4x. Borrower engaged a representative in 1/2023. Special Servicer continues to monitor property performance and leasing activity.

14	28000393	RT	PA	06/29/21	1

The Loan transferred to Special Servicing for Non Monetary Default. Special Servicer's consultants have inspected the Property and Lender sought to put a Receiver in place. Borrower has now cured most of the defaults and has negotiated a proposed settlement with the Special Servicer to address those that remain. Final documents were executed by Mezz lender and Borrower; loan is being returned to the Master.

35	28000407	LO	TX	07/13/20	9

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Lender executed a forbearance agreement effective 10/29/21. The forbearance agreement has been completed.

Special Servicer is working with Borrower to set up appropriate Cash Management accounts. Special Servicer will work to return the Loan back to Master Servicing.

63	28000402	OF	CO	03/03/23	13
Loan has recently transferred to SS due to non-monetary default. Borrower has requested a defeasance. SS continues to monitor the loan and its collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	300571067	17,875,589.95	5.40000%	17,847,921.41 5.40000%			08/11/20	06/06/20	07/07/20
19	300571067	0.00	5.40000%	0.00	5.40000%	10	07/07/20	06/06/20	08/11/20
37	310920743	0.00	5.45000%	0.00	5.45000%	10	07/30/20	06/01/20	09/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	28000404 01/17/20	8,900,250.85	8,800,000.00	9,351,153.63	2,996,958.14	9,351,153.63	6,354,195.49	2,546,055.36	0.00	179,110.24	2,366,945.12	18.20%
41	300571068 06/17/20	7,506,702.07	5,100,000.00	3,223,702.36	580,457.94	3,223,702.36	2,643,244.42	4,863,457.65	0.00	(72,802.85)	4,936,260.50	57.39%
59	28000411 01/17/20	4,145,897.56	3,000,000.00	3,094,327.88	725,044.67	3,094,327.88	2,369,283.21	1,776,614.35	0.00	5,930.40	1,770,683.95	37.67%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,552,850.48	16,900,000.00	15,669,183.87	4,302,460.75	15,669,183.87	11,366,723.12	9,186,127.36	0.00	112,237.79	9,073,889.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
33	28000404	08/17/22	0.00	0.00	2,366,945.12	0.00	0.00	(495.44)	0.00	0.00	2,366,945.12
		05/15/20	0.00	0.00	2,367,440.56	0.00	0.00	(178,614.80)	0.00	0.00
		01/17/20	0.00	0.00	2,546,055.36	0.00	0.00	2,546,055.36	0.00	0.00
41	300571068	10/17/22	0.00	0.00	4,936,260.50	0.00	0.00	(1,551.24)	0.00	0.00	4,936,260.50
		04/16/21	0.00	0.00	4,937,811.74	0.00	0.00	41,698.75	0.00	0.00
		08/17/20	0.00	0.00	4,896,112.99	0.00	0.00	32,655.34	0.00	0.00
		06/17/20	0.00	0.00	4,863,457.65	0.00	0.00	4,863,457.65	0.00	0.00
59	28000411	08/17/22	0.00	0.00	1,770,683.95	0.00	(1,000.00)	0.00	0.00	0.00	1,776,614.35
		12/17/21	0.00	0.00	1,771,683.95	0.00	(4,930.40)	0.00	0.00	0.00
		01/17/20	0.00	0.00	1,776,614.35	0.00	0.00	1,776,614.35	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,073,889.57	0.00	(5,930.40)	9,079,819.97	0.00	0.00	9,079,819.97

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	8,595.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	(105,226.57)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	586.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	497.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	2,034.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(93,596.50)	0.00	1,084.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(92,512.49)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $112,219,000.00 of Class PEX was exchanged for $47,869,000.00 of Class A-S, $40,807,000.00 of Class B, and $23,543,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28